UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: January 31, 2027

Date of reporting period: July 31, 2026

Item 1. Report to Stockholders.

(a)

Avos Global Equities ETF Ticker: AVOS Listed on: The Nasdaq Stock Market, LLC	July 31, 2026 Semi-Annual Shareholder Report https://avosglobalequities.com/

This semi-annual shareholder report contains important information about the Avos Global Equities ETF (the “Fund”) for the period of March 5, 2026 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://avosglobalequities.com/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$21	0.50%

KEY FUND STATISTICS (as of Period End)
Net Assets	$108,433,756	Fund Advisory Fees	$212,653
# of Portfolio Holdings	176	Portfolio Turnover Rate*	63%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
International ETFs	45.5%
Information Technology	10.6%
Financials	8.7%
Health Care	6.2%
Communication Services	6.0%
Industrials	5.8%
Energy	5.2%
Consumer Discretionary	4.7%
Consumer Staples	2.6%
Materials	2.6%
Utilities	1.3%
Real Estate	0.6%

TOP 10 HOLDINGS (as a % of Net Assets)
Vanguard FTSE Developed Markets ETF	18.0%
Vanguard FTSE Emerging Markets ETF	15.2%
Apple, Inc	5.2%
iShares Core MSCI Emerging Markets ETF	4.4%
Alphabet, Inc. - Class A	4.0%
Amazon.com, Inc.	2.6%
Berkshire Hathaway, Inc. - Class B	2.3%
Johnson & Johnson	1.9%
iShares MSCI Brazil ETF	1.9%
Walmart, Inc.	1.8%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://avosglobalequities.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: July 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 53.7%
Australia - 2.0%
Aristocrat Leisure Ltd.	1,299	$58,581
BHP Group Ltd.	7,910	335,678
Coles Group Ltd.	3,207	54,362
Commonwealth Bank of Australia	3,414	426,474
Computershare Ltd.	2,479	71,414
CSL Ltd.	918	79,491
Fortescue Ltd.	6,517	84,881
Macquarie Group Ltd.	945	168,292
Medibank Pvt Ltd.	15,461	56,245
National Australia Bank Ltd.	7,004	203,689
Northern Star Resources Ltd.	8,521	119,317
REA Group Ltd.	559	63,214
South32 Ltd.	15,745	50,631
Suncorp Group Ltd.	4,855	65,557
Wesfarmers Ltd.	2,070	130,158
Woodside Energy Group Ltd.	5,063	117,387
Woolworths Group Ltd.	2,704	75,669
		2,161,040

Bermuda - 0.1%
Arch Capital Group Ltd. (a)	796	80,022

Canada - 1.8%
Barrick Mining Corp.	28,432	1,044,307
Cameco Corp.	10,215	882,372
		1,926,679

Denmark - 0.1%
Novo Nordisk AS - ADR	1,346	63,370

France - 1.4%
Air Liquide SA	459	90,361
AXA SA	1,960	101,572
BNP Paribas SA	1,124	142,135
Cie de Saint-Gobain SA	608	56,987
Danone SA	670	52,167
Engie SA	2,081	65,056
L'Oreal SA	481	214,628
LVMH Moet Hennessy Louis Vuitton SE	297	162,732
Safran SA	382	149,066
Schneider Electric SE	554	185,009
TotalEnergies SE	2,311	203,654
Vinci SA	572	80,834
		1,504,201

The accompanying notes are an integral part of these financial statements.

1

AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Germany - 2.6%
Allianz SE	713	$355,600
BASF SE	2,364	137,393
Bayer AG	2,235	123,839
Deutsche Bank AG	4,969	182,644
Deutsche Post AG	2,836	188,894
Deutsche Telekom AG	6,088	187,865
E.ON SE	6,278	135,487
Hannover Rueck SE	325	93,918
Hensoldt AG	737	67,786
Mercedes-Benz Group AG	2,102	113,270
Merck KGaA	964	159,131
MTU Aero Engines AG	200	83,442
Nemetschek SE	1,086	72,697
SAP SE	1,846	335,656
Siemens AG	1,550	505,203
Vonovia SE	2,641	64,046
		2,806,871

Hong Kong - 0.1%
Prudential PLC	11,190	168,307

India - 0.1%
ICICI Bank Ltd. - ADR	2,196	65,858

Ireland - 0.5%
Accenture PLC - Class A	1,521	252,364
Experian PLC	4,518	169,886
Medtronic PLC	1,181	100,846
		523,096

Italy - 0.1%
Eni SpA - ADR	1,169	64,950
Ferrari NV	269	105,951
		170,901

Japan - 1.3%
Chugai Pharmaceutical Co. Ltd.	1,356	59,079
Hitachi Ltd.	4,596	152,146
Mitsubishi Corp.	2,785	83,600
Mitsubishi Electric Corp.	1,997	74,204
Mitsubishi UFJ Financial Group, Inc.	8,567	192,280
Mitsui & Co. Ltd.	2,379	73,820
Mizuho Financial Group, Inc.	1,772	90,958
Nomura Holdings, Inc. - ADR	7,250	70,180
Recruit Holdings Co. Ltd.	1,287	101,517
The accompanying notes are an integral part of these financial statements.

2

AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Shin-Etsu Chemical Co. Ltd.	1,901	$69,299
SoftBank Group Corp.	2,211	73,096
Sumitomo Mitsui Financial Group, Inc. - ADR	4,052	104,866
Tokyo Electron Ltd.	251	87,555
Toyota Motor Corp.	11,487	221,430
		1,454,030

Mexico - 0.0% (b)
Fresnillo PLC	1,722	57,440

Netherlands - 0.5%
ASML Holding NV	230	374,670
NXP Semiconductors NV	809	185,390
		560,060

Singapore - 0.1%
Sea Ltd. - ADR (a)	977	104,285

Spain - 0.1%
Banco Bilbao Vizcaya Argentaria SA - ADR	3,478	97,210

Sweden - 0.1%
Spotify Technology SA (a)	182	90,989

Switzerland - 1.1%
ABB Ltd.	1,291	126,984
Cie Financiere Richemont SA	510	120,427
Coca-Cola HBC AG	1,529	103,241
Galderma Group AG	412	89,565
Holcim AG	711	64,500
Novartis AG	961	150,489
Roche Holding AG	358	156,582
Sandoz Group AG	743	60,436
Swiss Re AG	409	68,221
UBS Group AG	4,661	245,316
		1,185,761

United Kingdom - 1.8%
Anglo American PLC	1,092	54,940
AstraZeneca PLC	1,840	313,255
British American Tobacco PLC	2,237	137,781
Compass Group PLC	3,644	115,551
HSBC Holdings PLC	17,899	380,183
National Grid PLC	4,517	72,444
RELX PLC	2,389	83,939
Rio Tinto PLC	1,350	130,528
The accompanying notes are an integral part of these financial statements.

3

AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Rolls-Royce Holdings PLC	10,727	$212,204
Shell PLC	7,738	352,860
Standard Chartered PLC	2,743	80,888
		1,934,573

United States - 39.8% (c)
Adobe, Inc. (a)	1,588	397,651
Allstate Corp.	1,339	353,603
Alphabet, Inc. - Class A	12,107	4,311,666
Amazon.com, Inc. (a)	10,412	2,827,691
Apple, Inc.	18,425	5,691,667
Bank of New York Mellon Corp.	2,729	426,625
Berkshire Hathaway, Inc. - Class B (a)	4,953	2,533,658
Broadridge Financial Solutions, Inc.	1,472	226,614
Brookfield Asset Management Ltd. - Class A	955	46,195
Brown & Brown, Inc.	3,674	258,650
Caterpillar, Inc.	1,903	1,550,583
CDW Corp.	1,565	231,323
Cencora, Inc.	1,372	427,158
Charter Communications, Inc. - Class A (a)	1,549	224,574
CME Group, Inc.	1,846	494,340
Cognizant Technology Solutions Corp. - Class A	5,440	301,104
Comcast Corp. - Class A	11,195	268,232
CVS Health Corp.	5,241	547,318
DoorDash, Inc. - Class A (a)	1,396	273,839
Dover Corp.	1,387	283,808
eBay, Inc.	2,080	237,141
Electronic Arts, Inc.	1,216	255,190
Expedia Group, Inc.	843	248,466
Expeditors International of Washington, Inc.	1,665	279,537
ExxonMobil Holdings Corp.	9,593	1,491,136
Fidelity National Information Services, Inc.	5,569	249,324
Fox Corp. - Class A	4,175	243,110
Intuit, Inc.	1,256	396,984
Johnson & Johnson	8,198	2,101,557
L3Harris Technologies, Inc.	1,559	431,937
Lam Research Corp.	2,038	597,175
Linde PLC	1,385	662,556
Marriott International, Inc. - Class A	1,069	398,555
Microsoft Corp.	2,979	1,384,401
Moderna, Inc. (a)	4,317	236,658
Netflix, Inc. (a)	6,694	480,027
News Corp. - Class B	7,120	222,642
NextEra Energy, Inc.	12,782	1,111,011
Oracle Corp.	3,155	409,740
Parker-Hannifin Corp.	712	695,289
The accompanying notes are an integral part of these financial statements.

4

AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
PTC, Inc. (a)	1,785	$244,902
Range Resources Corp.	29,259	1,174,456
ResMed, Inc.	1,402	295,794
SLB Ltd.	22,428	1,112,205
Southern Copper Corp.	1	101
Stryker Corp.	1,778	579,095
Target Corp.	2,365	341,719
Teradyne, Inc.	763	280,547
UnitedHealth Group, Inc.	3,193	1,323,179
Visa, Inc. - Class A	4,733	1,732,893
Walmart, Inc.	17,635	1,961,012
Williams Cos., Inc.	4,818	344,680
		43,199,318

Uruguay - 0.1%
MercadoLibre, Inc. (a)	34	63,850
TOTAL COMMON STOCKS (Cost $52,967,651)		58,217,861

EXCHANGE TRADED FUNDS - 45.5%
iShares Core MSCI Emerging Markets ETF	61,519	4,774,489
iShares MSCI Austria ETF	1,768	75,105
iShares MSCI Brazil ETF	57,265	2,098,762
iShares MSCI Chile ETF	5,123	201,488
iShares MSCI China ETF	4,210	234,918
iShares MSCI Hong Kong ETF	14,627	337,591
iShares MSCI Israel ETF	892	106,460
iShares MSCI Italy ETF	4,336	267,098
iShares MSCI Malaysia ETF	6,045	169,744
iShares MSCI Mexico ETF	1,141	87,640
iShares MSCI Netherlands ETF	1,560	104,239
iShares MSCI Poland ETF	2,486	106,475
iShares MSCI Saudi Arabia ETF	26,525	980,364
iShares MSCI Singapore ETF	8,658	279,480
iShares MSCI South Africa ETF	8,408	534,917
iShares MSCI Spain ETF	9,787	601,705
iShares MSCI Sweden ETF	10,604	555,119
iShares MSCI Thailand ETF	1,841	134,467
iShares MSCI Turkey ETF	3,265	124,266
JPMorgan BetaBuilders Japan ETF	20,908	1,559,319
Vanguard FTSE Developed Markets ETF	276,049	19,494,580
Vanguard FTSE Emerging Markets ETF	280,292	16,467,155
TOTAL EXCHANGE TRADED FUNDS (Cost $43,096,031)		49,295,381

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Australia - 0.1%
Goodman Group	5,273	110,457

The accompanying notes are an integral part of these financial statements.

5

AVOS GLOBAL EQUITIES ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
United States - 0.5%
Realty Income Corp.	5,190	$331,486
VICI Properties, Inc.	9,655	254,409
		585,895
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $684,079)		696,352

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.58% (d)	240,687	240,687
TOTAL MONEY MARKET FUNDS (Cost $240,687)		240,687

TOTAL INVESTMENTS - 100.0% (Cost $96,988,448)		$108,450,281
Liabilities in Excess of Other Assets - (0.0)% (b)		(16,525)
TOTAL NET ASSETS - 100.0%		$108,433,756

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

6

AVOS GLOBAL EQUITIES ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2026 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$108,450,281
Dividends receivable	18,683
Dividend tax reclaims receivable	12,470
Total assets	108,481,434

LIABILITIES:
Payable to adviser (See Note 3)	45,568
Payable to custodian foreign currency, at value	2,110
Total liabilities	47,678
NET ASSETS	$108,433,756

NET ASSETS CONSIST OF:
Paid-in capital	$71,068,130
Total distributable earnings	37,365,626
Total net assets	$108,433,756

Net assets	$108,433,756
Shares issued and outstanding (unlimited shares authorized without par value)	3,992,000
Net asset value per share	$27.16

COST:
Investments, at cost	$96,988,448
(2,112)
PROCEEDS:
Foreign currency proceeds	$2,112

The accompanying notes are an integral part of these financial statements.

AVOS GLOBAL EQUITIES ETF

STATEMENT OF OPERATIONS
For the Period Ended July 31, 2026 (a) (Unaudited)

INVESTMENT INCOME:
Dividend income	$767,336
Less: Issuance fees	(564)
Less: Dividend withholding taxes	(27,156)
Total investment income	739,616

EXPENSES:
Investment advisory fee (See Note 3)	212,653
Total expenses	212,653
NET INVESTMENT INCOME (LOSS)	526,963

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(490,671)
In-kind redemptions	25,936,300
Foreign currency transactions	(68,599)
Net realized gain (loss)	25,377,030

Net change in unrealized appreciation (depreciation) on:
Investments	(16,680,717)
Foreign currency translation	(201)
Net change in unrealized appreciation (depreciation)	(16,680,918)
Net realized and unrealized gain (loss)	8,696,112
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,223,075

(a)	Inception date of the Fund was March 5, 2026.

The accompanying notes are an integral part of these financial statements.

AVOS GLOBAL EQUITIES ETF
STATEMENT OF CHANGES IN NET ASSETS

Period ended July 31, 2026 (a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$526,963
Net realized gain (loss)	25,377,030
Net change in unrealized appreciation (depreciation)	(16,680,918)
Net increase (decrease) in net assets from operations	9,223,075

CAPITAL TRANSACTIONS:
Shares sold	84,652,866
Shares issued from in-kind contribution at inception (See Note 1)	92,807,254
Shares redeemed	(78,249,439)
Net increase (decrease) in net assets from capital transactions	99,210,681

NET INCREASE (DECREASE) IN NET ASSETS	108,433,756

NET ASSETS:
Beginning of the period	—
End of the period	$108,433,756

SHARES TRANSACTIONS
Shares sold	3,290,000
Shares issued from in-kind contribution at inception (See Note 1)	3,712,000
Shares redeemed	(3,010,000)
Total increase (decrease) in shares outstanding	3,992,000

(a)	Inception date of the Fund was March 5, 2026.

The accompanying notes are an integral part of these financial statements.

AVOS GLOBAL EQUITIES ETF

FINANCIAL HIGHLIGHTS

Period ended July 31, 2026 (a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income (b)(c)	0.13
Net realized and unrealized gain (loss) on investments (d)	2.03
Total from investment operations	2.16

Net asset value, end of period	$27.16

TOTAL RETURN (e)	8.64%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$108,434
Ratio of expenses to average net assets (f)(g)	0.50%
Ratio of net investment income (loss) to average net assets (f)(g)	1.24%
Portfolio turnover rate (e)(h)	63%

(a)	Inception date of the Fund was March 5, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The net income per share does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

AVOS GLOBAL EQUITIES ETF

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Avos Global Equities ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on March 5, 2026. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

As part of the Fund’s commencement of operations on March 5, 2026, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $92,807,254 of securities which were recorded at their current value. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of March 5, 2026, was $64,664,703, resulting in net unrealized appreciation on investments of $28,142,551 as of that date. As a result of the in-kind contribution, the Fund issued 3,712,000 shares at a $25.00 per share net asset value.

Shares of the Fund are listed and traded on the The Nasdaq Stock Market LLC. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is July 31, 2026, and the period covered by these Notes to Financial Statements is from March 5, 2026 to July 31, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the

AVOS GLOBAL EQUITIES ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AVOS GLOBAL EQUITIES ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$58,217,861	$—	$—	$58,217,861
Exchange Traded Funds	49,295,381	—	—	49,295,381
Real Estate Investment Trusts	696,352	—	—	696,352
Money Market Funds	240,687	—	—	240,687
Total Investments	$108,450,281	$—	$—	$108,450,281

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at the Current Fiscal Period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Fund did not incur any interest or penalties.

AVOS GLOBAL EQUITIES ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a Return of Capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

AVOS GLOBAL EQUITIES ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, these reclassifications result in adjustments to distributable earnings and paid-in capital accounts. The Fund commenced operations March 5, 2026; therefore, no reclassifications have been made yet.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.
Per the Advisory Agreement, the Fund pays an annual rate of 0.50% to the Adviser monthly based on average daily net assets.

Avos Capital Management, LLC (the “Sub-Adviser”), serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

AVOS GLOBAL EQUITIES ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$71,754,830	$66,012,125

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$77,987,725	$77,090,900

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund commenced operations on March 5, 2026, and there have been no distributions during the Current Fiscal Period.

NOTE 6 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Fund's financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Avos Global Equities ETF (AVOS)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on the date below to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund (defined below), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and the Sub-Adviser (defined below), each for an initial two-year term.

Board Meeting Date	Fund	Sub-Adviser
January 16, 2026	Avos Global Equities ETF	Avos Capital Management, LLC
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio management personnel responsible for managing the Fund's assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board noted that the Fund’s proposed management fee and net expense ratio were above the average of its peer group but within the peer group’s range. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund. The Board also noted that the Sub-Adviser also does not manage any other accounts that follow a similar strategy. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Fund. The Board concluded that the methodologies used by the Adviser and Sub-Adviser to determine their anticipated profitability were reasonable, and the Board was satisfied that any profits realized by each firm in connection with the operation of the Fund would not be excessive. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to perform its obligations to the Fund under the Sub-Advisory Agreement.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Adviser or Sub-Adviser as the Fund’s assets increase, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 29, 2026